SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2019
SHARE BASED PAYMENTS
SHARE BASED PAYMENTS

15.          SHARE BASED PAYMENTS

2012 Share incentive plan

On June 1 and August 1, 2014, the Group granted 2,376,620 options and 140,000 options to its employees under the 2012 Option Plan to purchase the Company’s ordinary shares at an exercise price of $1.025 and $1.045 per share, respectively. One twelfth of these options will vest each quarter through June 1, 2017 and August 1, 2017, respectively. The expiration date will be 5 years from the grant dates.

On May 12, 2015, the Group granted 660,000 options its employees under the 2012 Option Plan to purchase the Company’s ordinary shares at an exercise price of $1.675 per share. One twelfth of these options will vest each quarter through May 12, 2018. The expiration date will be 5 years from the grant date.

On February 15, 2019, the Company granted 4,300,000 options to its employees under the 2012 Option Plan to purchase the Company’s ordinary shares at an exercise price of $0.24 per share. One twelfth of these options will vest each quarter through February 15, 2022. The expiration date will be 5 years from the grant date.

On March 1, 2019, the Company granted 1,200,000 options to its employees under the 2012 Option Plan to purchase the Company’s ordinary shares at an exercise price of $0.23 per share. One sixteenth of these options will vest each quarter through March 1, 2023.  The expiration date will be 5 years from the grant date.

The following summary of stock option activities under the 2007, 2011 and 2012 Share incentive plans as of December 31, 2019, reflective of all modifications is presented below:

	Outstanding Options
		Weighted		Weighted
		average	Weighted	average
		exercise	average	remaining	Aggregate
	Number of	price	grant-date	contractual	intrinsic
	options	per option	fair value	terms	value

Outstanding as of January 1, 2019	5,866,028	$1.15	$1.05	—	$—
Granted	5,500,000	0.24	0.24
Exercised	—
Forfeited	(52,500)	0.24	0.24
Expired	(1,430,088)	1.03	1.03

Outstanding as of December 31, 2019	9,883,440	$0.66	$0.61	2.65	$3,324
Options vested and expected to vest as of December 31, 2019	9,883,440	$0.66	$0.61	2.65	$3,324

Options exercisable as of December 31, 2019	5,715,940	$0.96	$0.96	1.68	$188

The total intrinsic value of options exercised during the years ended December 31, 2017, 2018 and 2019 were nil,  nil and nil respectively. The Group recorded share-based compensation of $343,  $45 and $161 for the years ended December 31, 2017, 2018 and 2019, respectively. There was nil and $ 437 of total unrecognized compensation expense related to unvested share options granted as of December 31, 2018 and 2019, respectively. The expense is expected to be recognized over a weighted-average period 0 and 2.40 years on a straight-line basis as of December 31, 2018 and 2019, respectively.

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company’s ordinary shares and listed shares of comparable companies over a period comparable to the expected term of the options. From March 2011, the volatility was estimated based on the historical volatility of the Company’s share price as the Company has accumulated sufficient history of stock price for a period comparable to the expected term of the options.

(2)	Risk-free rate

Risk-free rate is based on yield of US Treasury bill as of valuation date with maturity date close to the expected term of the options.

(3)	Expected term

The expected term is estimated based on a consideration of factors including the original contractual term and the vesting term.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options. The Group has no plan to pay any dividend in the foreseeable future. Therefore, the Group considers the dividend yield to be zero.

(5)	Exercise price

The exercise price of the options was determined by the Group’s Board of Directors.

(6)	Fair value of underlying ordinary shares

The closing market price of the ordinary shares of the Company as of the grant/modification date was used as the fair value of the ordinary shares on that date.